Capitalization and Warrant Liability (Details Textual) (USD $)	1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 31, 2012	Mar. 31, 2012	Nov. 30, 2011	Feb. 28, 2011 Securities	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012
Capitalization and Warrant Liability (Textual) [Abstract]
Common stock, shares authorized					100,000,000	100,000,000	100,000,000
Preferred stock, shares authorized					10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Proceeds from issuance of common stock, net	$ 18,300,000	$ 8,100,000
Issuance of common stock New Issue	19,802,000	4,347,827		4,366,667
Issuance of common stock shares per share	$ 1.01
Additional shares of common stock								2,970,300
Proceeds from issuance of common stock								2,800,000
Common stock warrants period		5 years		5 years
Common stock purchased under warrants		4,347,827		1,310,000	5,806,853	5,806,853
Common stock exercise price		2.07		3.55	1.01	1.01
Common stock at an offering price of fixed combination		$ 2.07		$ 3.00
Equity purchase agreement, term			2 years
Equity purchase agreement, value			20,000,000
Initial investment			1,000,000
Common stock issuance (shares) under equity purchase agreement			666,667		800,000	800,000
Common stock per share			$ 1.50
Common stock issuance (shares) under equity purchase agreement			266,667
Sale of additional shares at an average price						$ 1.57
Common stock issuance (shares) under equity purchase agreement					0
Net proceeds through issuance of common stock				$ 11,800,000		$ 30,357,000	$ 12,595,000
Ratio of common stock to warrant in fixed combination				0.3